Fee income from financial services, net - Disclosure of disaggregation of revenue from contracts with customers (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 2,025,433	S/ 2,031,266	S/ 1,842,035
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,919,295	1,931,303	1,720,865
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 106,138	S/ 99,963	S/ 121,170